Short-Term Investments	12 Months Ended
Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Short-term Investments
3.	Short-term Investments

Short-term investments consisted of available-for-sale securities as follows (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2018
Certificates of deposit	$1,500	$—	$—	$1,500
December 31, 2019
Certificates of deposit	$—	$—	$—	$—

All short-term investments had contractual maturities of less than one year.